Condensed Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	1,000,000	1,000,000	1,000,000
Preferred shares, shares issued (in Shares)
Preferred shares, shares outstanding (in Shares)
Class A Ordinary Shares
Ordinary shares subject to possible redemption, shares (in Shares)	28,750,000	28,750,000	28,750,000
Ordinary shares subject to possible redemption, value per share (in Dollars per share)	$ 10.86	$ 10.67	$ 10.25
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	200,000,000	200,000,000	200,000,000
Ordinary shares, shares issued (in Shares)
Ordinary shares, shares outstanding (in Shares)
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	20,000,000	20,000,000	20,000,000
Ordinary shares, shares issued (in Shares)	7,187,500	7,187,500	7,187,500
Ordinary shares, shares outstanding (in Shares)	7,187,500	7,187,500	7,187,500